Property and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property and equipment
12.	Property and equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2017	111	51	162
Additions	10	29	39
Disposals	(11)	(2)	(13)
Exchange differences	(5)	(5)	(10)
At December 31, 2017	105	73	178
Additions	3	142	145
Disposals	(46)	(1)	(47)
Exchange differences	(1)	2	1
At December 31, 2018	61	216	277
Accumulated depreciation
At January 1, 2017	(62)	(15)	(77)
Depreciation charge	(37)	(9)	(46)
Disposals	11	2	13
Exchange differences	4	1	5
At December 31, 2017	(84)	(21)	(105)
Depreciation charge	(12)	(9)	(21)
Disposals	45	—	45
Exchange differences	1	—	1
At December 31, 2018	(50)	(30)	(80)
Cost, net accumulated depreciation
At December 31, 2017	21	52	73
At December 31, 2018	11	186	197

In 2017, the Group shortened the useful life of certain equipment due to a planned transition to the cloud and recorded accelerated depreciation of €11 million. The Group had no such charges in 2018.

The Group had €113 million and €10 million of leasehold improvements that were not placed into service as of December 31, 2018 and December 31, 2017, respectively.